Note 3 - Securities Available for Sale (Details) - Securities in a Continuous Unrealized Loss Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Securities Available for Sale (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Number of investments, less than twelve months	22	20
Fair value, less than twelve months	$ 104,453	$ 93,390
Unrealized losses, less than twelve months	(551)	(637)
Number of investments, twelve months and more	2	1
Fair value, twelve months and more	5,390	280
Unrealized losses, twelve months and more	(330)	(420)
Fair value	109,823	93,670
Unrealized losses	(881)	(1,057)
US Government Agencies Debt Securities [Member]
Note 3 - Securities Available for Sale (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Number of investments, less than twelve months	22	20
Fair value, less than twelve months	104,453	93,390
Unrealized losses, less than twelve months	(551)	(637)
Number of investments, twelve months and more	1	0
Fair value, twelve months and more	4,970	0
Unrealized losses, twelve months and more	(50)	0
Fair value	109,423	93,390
Unrealized losses	(601)	(637)
Corporate Debt Securities [Member]
Note 3 - Securities Available for Sale (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Number of investments, less than twelve months	0	0
Fair value, less than twelve months	0	0
Unrealized losses, less than twelve months	0	0
Number of investments, twelve months and more	1	1
Fair value, twelve months and more	420	280
Unrealized losses, twelve months and more	(280)	(420)
Fair value	420	280
Unrealized losses	$ (280)	$ (420)